Income Tax Expense - Summary of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Major components of tax expense (income) [abstract]
Current tax expense	$ 9,825	$ 5,109	$ 5,408
Deferred tax expense/(benefit)	1,325	(335)	121
Total taxation expense	$ 11,150	$ 4,774	$ 5,529